Property, Plant and Equipment	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

14.	PROPERTY, PLANT AND EQUIPMENT

	Consolidated
	2019	2018
	A$	A$
Laboratory equipment, at cost	1,451,389	1,451,389
Less: accumulated depreciation	(1,410,877)	(1,355,397)
Net laboratory equipment	40,512	95,992
Computer equipment, at cost	609,550	609,550
Add: additions during the year	47,715	—
Less: accumulated depreciation	(628,868)	(563,208)
Net computer equipment	28,397	46,342
Office equipment, at cost	167,564	167,564
Less: accumulated depreciation	(167,564)	(166,807)
Net office equipment	—	757
Equipment under hire purchase, at cost	594,626	594,626
Less: accumulated depreciation	(594,626)	(594,626)
Net equipment under hire purchase	—	—
Leasehold improvements, at cost	462,797	462,797
Add: additions during the year	2,583
Less: accumulated depreciation	(464,956)	(430,604)
Net leasehold improvements	424	32,193
Total net property, plant and equipment	69,333	175,284
Reconciliation of property, plant and equipment
Opening gross carrying amount	3,285,926	3,283,541
Add: additions purchased during the year	50,297	2,385
Less: disposals made during the year	—	—
Closing gross carrying amount	3,336,223	3,285,926
Opening accumulated depreciation and impairment losses	(3,110,642)	(2,806,893)
Add: disposals made during the year	—	—
Less: depreciation expense charged	(156,248)	(303,749)
Closing accumulated depreciation and impairment losses	(3,266,890)	(3,110,642)
Total net property, plant and equipment	69,333	175,284

Reconciliation of movements in property, plant and equipment by asset category

	Opening				Closing
	net carrying	Additions	Disposals	Depreciation	net carrying
	amount	during year	during year	expense	amount
Asset category	A$	A$	A$	A$	A$
Laboratory equipment	95,992	—	—	(55,480)	40,512
Computer equipment	46,342	47,714	—	(66,416)	28,397
Leasehold improvements	32,193	2,583	—	(34,352)	424
Totals	175,284	50,297	—	(156,248)	69,333